Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Jan. 28, 2013
(Delaware Healthcare Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 236
Expense Example, No Redemption, 3 Years	727
Expense Example, No Redemption, 5 Years	1,245
Expense Example, No Redemption, 10 Years	2,666
(Delaware Smid Cap Growth Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	2,094
(Delaware Smid Cap Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	$ 2,275